SHARE- BASED COMPENSATION (Schedule of Summarized Number of Share Options) (Details)	12 Months Ended
	Dec. 31, 2021 Shares $ / shares	Dec. 31, 2020 Shares $ / shares	Dec. 31, 2019 Shares $ / shares
Employees Consultants Directors Member
Number of Options
Outstanding on beginning of year | Shares	4,030,702	4,335,017	4,389,523
Grants | Shares	987,750	1,046,500	750,000
Exercised | Shares	(151,995)	(43,438)	0
Forfeited | Shares	(632,507)	(1,307,377)	(804,506)
Outstanding on end of year | Shares	4,233,950	4,030,702	4,335,017
Exercisable at end of year | Shares	2,558,643	2,556,360	2,855,405
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 6.24	$ 7.08	$ 7.46
Grants | $ / shares	3.69	1.37	1.67
Exercised | $ / shares	2.81	2.45	0
Forfeited | $ / shares	9.06	6.98	7.13
Outstanding on end of year | $ / shares	5.54	6.24	7.08
Exercisable at end of year | $ / shares	$ 7.31	$ 8.54	$ 9.09
Subsidiaries Employees Consultants Directors Member
Number of Options
Outstanding on beginning of year | Shares	1,798,780	460,038
Grants | Shares	318,302	1,433,648
Exercised | Shares	(203,826)	(36,520)
Forfeited | Shares	(11,264)	(58,386)
Outstanding on end of year | Shares	1,901,992	1,798,780	460,038
Exercisable at end of year | Shares	730,753	785,236
Weighted Average Exercise Price
Outstanding on beginning of year | $ / shares	$ 0.88	$ 0.13
Grants | $ / shares	1.64	1.08
Exercised | $ / shares	0.03	0.25
Forfeited | $ / shares	0.21	0.20
Outstanding on end of year | $ / shares	1.39	0.88	$ 0.13
Exercisable at end of year | $ / shares	$ 1.62	$ 0.55